Income and related expenses (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Interest expense on deposits	$ 2,342,227	$ 1,723,839	$ 1,407,898
Interest expense on debt instruments and financing	259,430	136,423
Other interest and similar expenses	233,202	176,663	140,005
Interest and other financial expenses	$ 2,834,859	$ 2,036,925	$ 1,547,903